Accounts Receivable and Loans (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable and Loans (Tables) [Abstract]
Cardmember receivables segment detail

Accounts receivable as of December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
U.S. Card Services(a)	$20,645	$19,155
International Card Services	7,222	6,673
Global Commercial Services(b)	12,829	11,259
Global Network & Merchant Services(c)	194	179
Cardmember receivables, gross(d)	40,890	37,266
Less: Cardmember receivables reserves for losses	438	386
Cardmember receivables, net	$40,452	$36,880
Other receivables, net(e)	$3,657	$3,554

  Includes $7.5 billion and $7.7 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Includes $0.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010. Includes $563 million and $106 million due from airlines, of which Delta Air Lines (Delta) comprises $340 million and $68 million, as of December 31, 2011 and 2010, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.8 billion and $11.7 billion of cardmember receivables outside the United States as of December 31, 2011 and 2010, respectively.
  Other receivables primarily represent amounts related to purchased joint venture receivables, amounts due from certain merchants for billed discount revenue, amounts due from the Company's travel customers and suppliers, amounts due from third-party issuing partners, amounts for tax-related receivables, accrued interest on investments and other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $102 million and $175 million as of December 31, 2011 and 2010, respectively.

Cardmember loans segment detail

Loans as of December 31, 2011 and 2010 consisted of:

(Millions)	2011	2010
U.S. Card Services(a)	$53,686	$51,565
International Card Services	8,901	9,255
Global Commercial Services	34	30
Cardmember loans, gross(b)	62,621	60,850
Less: Cardmember loans reserves for losses	1,874	3,646
Cardmember loans, net	$60,747	$57,204
Other loans, net(c)	$419	$412

  Includes approximately $33.8 billion and $34.7 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Cardmember loan balance includes unamortized net card fees of $140 million and $134 million as of December 31, 2011 and 2010, respectively.
  Other loans primarily represent small business installment loans and a store card portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $18 million and $24 million as of December 31, 2011 and 2010, respectively.

Aging of cardmember loans and receivables

The following table represents the aging of cardmember loans and receivables as of December 31, 2011 and 2010:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901

Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2010 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$50,508	$282	$226	$549	$51,565
International Card
Services	9,044	66	48	97	9,255

Cardmember
Receivables:
U.S. Card Services	$18,864	$104	$55	$132	$19,155
International Card
Services(a)	(b)	(b)	(b)	64	6,673
Global Commercial
Services(a)	(b)	(b)	(b)	96	11,259

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to system constraints. Therefore, it has not been utilized for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2011			2010
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
U.S. Card Services ― Cardmember Loans	2.9%	3.2%	1.4%	5.8%	6.3%	2.1%
International Card Services ― Cardmember Loans	2.7%	3.3%	1.7%	4.6%	5.5%	2.3%
U.S. Card Services ― Cardmember Receivables	1.7%	1.9%	1.9%	1.6%	1.8%	1.5%

			2011		2010
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume (b)	Receivables
International Card Services ― Cardmember Receivables			0.15%	0.9%	0.24%	1.0%
Global Commercial Services ― Cardmember Receivables			0.06%	0.8%	0.11%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e. excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.
  In the first quarter of 2010, the Company modified its reporting in the ICS and GCS segments to write off past due cardmember receivables when 180 days past due or earlier, versus its prior methodology of writing them off when 360 days past billing or earlier. This change is consistent with bank regulatory guidance and the write-off methodology for the cardmember receivables portfolio in the U.S. Card Services (USCS) segment. This change resulted in approximately $60 million and $48 million of net write-offs for ICS and GCS, respectively, being included in the first quarter of 2010, which increased the net loss ratios and decreased the 90 days past billing metrics for these segments, but did not have a substantial impact on provisions for losses.

Impaired cardmember loans and receivables

The following tables provide additional information with respect to the Company's impaired cardmember loans and receivables as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011	Interest	(a)	Loans	(b)	as a TDR	(c)(d)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$64		$529		$736		$1,329	$1,268		$174
International Card Services ― Cardmember Loans	67		6		8		81	80		2
U.S. Card Services ― Cardmember Receivables	―		―		174		174	165		118
Total(g)	$131		$535		$918		$1,584	$1,513		$294

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2010	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$90		$628		$1,076		$1,794	$1,704		$274
International Card Services ― Cardmember Loans	95		8		11		114	112		5
U.S. Card Services ― Cardmember Receivables	―		―		114		114	109		63
Total(g)	$185		$636		$1,201		$2,022	$1,925		$342

  The Company's policy is generally to accrue interest through the date of charge-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full.
  The total loans and receivables modified as a TDR include $410 million and $655 million that are non-accrual and $4 million and $7 million that are past due 90 days and still accruing interest as of December 31, 2011 and 2010, respectively. These amounts are excluded from the previous two columns.
  During the third quarter of 2011, the Company reassessed all cardmember loans and receivables modifications that occurred on or after January 1, 2011, to determine whether any such modifications met the definition of a TDR under new GAAP effective July 1, 2011. As a result, in the third quarter of 2011 the Company began classifying its short-term settlement programs as TDRs which had an outstanding balance of $5.8 million and associated reserves for losses of $3.7 million.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.
  These disclosures are not significant for cardmember receivables in ICS and GCS.

Interest income recognized and average balance of impaired cardmember loans and receivables

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables for the years ended December 31:

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$67	$1,498
International Card Services ― Cardmember Loans	26	98
U.S. Card Services ― Cardmember Receivables	―	145
Total(a)	$93	$1,741

	2010
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$101	$2,256
International Card Services ― Cardmember Loans	30	142
U.S. Card Services ― Cardmember Receivables	―	110
Total(a)	$131	$2,508

  These disclosures are not significant for cardmember receivables in ICS and GCS.

Troubled debt restructurings

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs during the year ended December 31, 2011:

		Aggregated	Aggregated
		Pre-	Post-
		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)(b)	Balances(a)(b)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(c)	197	$1,512	$1,452

  The outstanding balance includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is solely attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.
  These disclosures are not significant for cardmember loans modifications in ICS.

Troubled debt restructurings that subsequently defaulted

The following table provides information with respect to the cardmember loans and receivables modified as TDRs on which there was a default within 12 months of modification during the year ended December 31, 2011. A cardmember will default from a modification program after between one and up to three consecutive missed payments, depending on the terms of the modification program.

		Aggregated
		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total(b)	52	$388

  The outstanding balance includes principal and accrued interest.
  During the periods presented, the ICS cardmember loan modifications on which there was a default from the modification program within 12 months of modification were not significant.